SIGNIFICANT ACCOUNTING POLICIES (Schedule of Financial Assets and Liabilities Measured at Fair Value) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial assets	$ 854,119	$ 547,297
Foreign currency derivatives presented as contracts liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial liabilities	(1,961)	(696)
Money Market Funds [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial assets	20,656	204,067
Marketable securities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial assets	826,804	341,599
Investments in Privately Held Companies [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial assets	1,537	862
Foreign currency derivatives presented as contracts assets [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial assets	7,083	1,465
Level 1 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial assets	20,656	204,067
Level 1 [Member] | Foreign currency derivatives presented as contracts liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial liabilities
Level 1 [Member] | Money Market Funds [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial assets	20,656	204,067
Level 1 [Member] | Marketable securities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial assets
Level 1 [Member] | Investments in Privately Held Companies [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial assets
Level 1 [Member] | Foreign currency derivatives presented as contracts assets [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial assets
Level 2 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial assets	831,926	342,368
Level 2 [Member] | Foreign currency derivatives presented as contracts liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial liabilities	(1,961)	(696)
Level 2 [Member] | Money Market Funds [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial assets
Level 2 [Member] | Marketable securities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial assets	826,804	341,599
Level 2 [Member] | Investments in Privately Held Companies [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial assets
Level 2 [Member] | Foreign currency derivatives presented as contracts assets [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial assets	7,083	1,465
Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial assets	1,537	862
Level 3 [Member] | Foreign currency derivatives presented as contracts liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial liabilities
Level 3 [Member] | Money Market Funds [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial assets
Level 3 [Member] | Marketable securities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial assets
Level 3 [Member] | Investments in Privately Held Companies [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial assets	1,537	862
Level 3 [Member] | Foreign currency derivatives presented as contracts assets [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial assets